CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 409,175	$ 70,402
Other receivables, net	$ 3,702,861	4,182,706
Inventories	64,560,000	17,545,153
Total current assets	70,064,559	39,282,300
Non-current assets:
Property, plant and equipment, net	3,337,333	3,544,751
Total non-current assets	5,167,877	9,980,538
Total assets	75,232,436	49,262,838
LIABILITIES
Other payables and accrued liabilities	4,780,965	4,027,883
Other payables - related party	601,856
Short-term loans	146,341	273,713
Convertible notes payable			1,393,499
Total current liabilities	40,648,112	5,664,392
Non-current liabilities	2,441,506	2,976,371
Total liabilities	43,089,618	8,640,763
SHAREHOLDERS’ EQUITY
Ordinary shares, $1.00 par value, 5,000,000 shares authorized, 584,982, 583,982, shares issued and outstanding as of December 31, 2024 and 2023 respectively	584,982	583,982
Additional paid-in capital	94,863,300	93,828,090
Statutory reserves	2,143,252	2,143,252
Retained earnings	66,356,798	56,832,015
Accumulated other comprehensive losses	908,082	898,766
Total Blue Hat Interactive Entertainment Technology shareholders’ equity	32,142,818	40,622,075
Non-controlling interest
Total equity	32,142,818	40,622,075	14,529,339
Total liabilities and shareholders’ equity	75,232,436	49,262,838
Revenues	18,724,190	73,686,733	2,195,954
Cost of sales	(17,178,241)	(72,532,882)	(958,438)
Gross profit	1,545,949	1,153,851	1,237,516
Operating expenses:
General and administrative expenses	(2,834,635)	(13,766,487)	(6,224,674)
Research and development	(3,168,397)	(2,570,158)	(2,734,982)
Other income (expenses):
Translation adjustment from continued operation	(9,316)	199,032	1,883,571
Translation adjustment from discontinued operation		263,285	258,828
COMPREHENSIVE (LOSS) INCOME		2,420,399	40,025
Comprehensive income attributable to Blue Hat Interactive Entertainment Technology shareholders	(9,515,467)	(21,654,164)	(11,029,824)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income from continued operation	9,524,783	29,107,727	9,123,054
Changes in operating assets and liabilities:
Other receivables	(99,524)	(1,208,861)	385,779
Inventories	(47,014,847)	(17,545,153)	116,115
Other payables and accrued liabilities	(753,082)	4,986,175	(92,607)
Provision for doubtful accounts	621,894	10,246,270	(1,060,782)
Net cash used in operating activities		(7,661,561)	(281,780)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment			(3,429)
Net cash used in investing activities		15,380	(6,336)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash used in financing activities	9,000	36,090,179	10,211,837
EFFECT OF EXCHANGE RATE ON CASH	5,217	210,505	(1,319,437)
CASH AND CASH EQUIVALENTS, beginning of year	409,175	70,402	50,449
CASH AND CASH EQUIVALENTS, end of year		409,175	70,402
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash and cash equivalents	407,588	76,535
Restricted cash	1,470	1,587
Parent Company [Member]
Current assets:
Cash and cash equivalents		23,107	6,791
Account receivables, net		15,090,224
Other receivables, net		4,299,894
Inventories		17,178,241
Total current assets		36,591,466
Non-current assets:
Property, plant and equipment, net	3,321,582	3,526,773
Investment in subsidiaries	31,036,848	1,961,211
Total non-current assets	34,358,430	5,487,984
Total assets	34,358,430	42,079,450
LIABILITIES
Other payables and accrued liabilities	1,441,662	622,425
Other payables - related party
Short-term loans
Convertible notes payable
Total current liabilities	1,441,662	622,425
Non-current liabilities	773,950	834,950
Total liabilities	2,215,612	1,457,375
SHAREHOLDERS’ EQUITY
Ordinary shares, $1.00 par value, 5,000,000 shares authorized, 584,982, 583,982, shares issued and outstanding as of December 31, 2024 and 2023 respectively	584,982	583,982
Additional paid-in capital	94,863,300	93,828,090
Statutory reserves	2,143,252	2,143,252
Retained earnings	(66,356,798)	(56,832,015)
Accumulated other comprehensive losses	908,296	898,766
Total Blue Hat Interactive Entertainment Technology shareholders’ equity	32,142,818	40,622,075
Non-controlling interest
Total equity	32,142,818	40,622,075
Total liabilities and shareholders’ equity	34,358,430	42,079,450
Revenues	18,724,190	15,152,777
Cost of sales	(17,178,241)	(13,901,688)
Gross profit	1,545,949	1,251,089
Operating expenses:
General and administrative expenses	(1,639,119)	(2,195,689)	(2,621,808)
Research and development	(797,650)	(2,438,520)	(2,278,990)
Impairment loss		(12,600,000)
Other income (expenses):
(Interest expense)/interest income		(146,322)	(100,314)
Other finance expenses	(2,107)	(60,032)	(6,998)
Equity income of subsidiaries and VIEs from continue operation	(8,631,856)	(12,918,251)	(4,114,945)
Equity income of subsidiaries and VIEs from discontinued operation		7,389,310	(282,027)
NET (LOSS) INCOME	(9,524,783)	(21,718,417)	(9,405,081)
Translation adjustment from continued operation	9,316	(199,032)	(1,883,571)
Translation adjustment from discontinued operation		263,285	258,828
COMPREHENSIVE (LOSS) INCOME	(9,515,467)	(21,654,164)	(11,029,824)
Less: Comprehensive income attributable to non-controlling interest		(2,420,399)	(40,025)
Comprehensive income attributable to Blue Hat Interactive Entertainment Technology shareholders	(9,515,467)	(19,233,765)	(10,989,799)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income from continued operation	(9,524,783)	(29,107,727)	(9,123,054)
Adjustments to reconcile net income to cash used in operating activities:
Impairment loss of inventory		12,600,000
Equity income of subsidiaries and VIEs	8,631,856	12,918,251	4,114,945
Changes in operating assets and liabilities:
Depreciation of property, plant and equipment	205,190	205,190	205,259
Share based payments	966,210
Account receivables	(1,545,949)
Other receivables		(15,865,859)	(3,319,855)
Inventories		(17,178,241)
Other payables and accrued liabilities	819,238	(7,419,077)	(323,274)
Provision for doubtful accounts	446,131
Net cash used in operating activities	(2,107)	(43,847,463)	(8,445,980)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment		7,773,600
Increase in investment	(30,000)
Investment in subsidiary			(1,767,824)
Net cash used in investing activities	(30,000)	7,773,600	(1,767,824)
CASH FLOWS FROM FINANCING ACTIVITIES:
Underwriter’s partial exercise of over-allotment option, net of issuance costs	70,000	37,567,299	7,908,956
Other payables related party		(3,799)	(5,389)
Repayment of short-term loans
Proceeds from long-term loans - related party			914,771
Repayment of long-term loans - related party	(61,000)	(79,821)
Repayment of convertible payables		(1,393,499)
Proceeds from convertible payables			1,393,499
EFFECT OF EXCHANGE RATE ON CASH
NET CHANGES IN CASH AND CASH EQUIVALENTS	(23,107)	16,316	(1,967)
CASH AND CASH EQUIVALENTS, beginning of year	23,107	6,791	8,758
CASH AND CASH EQUIVALENTS, end of year		23,107	6,791
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash and cash equivalents		23,107	6,791
Restricted cash
CASH AND CASH EQUIVALENTS, end of year		$ 23,107	$ 6,791